Commitments and Contingencies Commitments and Contingencies - Guarantor Obligations (Details) - Jul. 01, 2016 $ in Millions, ¥ in Billions	JPY (¥)	USD ($)
Equity Method Investee [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	¥ 118.0	$ 1,151